Property and Equipment, Net	12 Months Ended
Sep. 30, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 9 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of the following:

	September 30, 2025	September 30, 2024
Office equipment	$360,637	$359,647
Buildings	1,687,156	-
Leasehold improvements	44,669	45,315
Subtotal	2,092,462	404,962
Less: accumulated depreciation	(463,277)	(294,565)
Property and equipment, net	$1,629,185	$110,397

Depreciation expenses for the years ended September 30, 2025, 2024 and 2023 amounted to $45,198, $32,791 and $24,555, respectively.